Income Taxes - Summary of Tax Years Potentially Subject to Examination (Detail)	12 Months Ended
Dec. 31, 2018
Chile
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2015
Tax Examination Period End	2017
Argentina
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2013
Tax Examination Period End	2017
Brazil
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2013
Tax Examination Period End	2017
Colombia
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2015
Tax Examination Period End	2017
Peru
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2011
Tax Examination Period End	2017